Condensed Consolidating Statements of Operations and Comprehensive Income of ARAMARK Holdings Corporation and Subsidiaries (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Sales	$ 3,502,007,000	$ 3,403,737,000	$ 7,265,088,000	$ 6,939,652,000	$ 13,945,657,000	$ 13,505,426,000	$ 13,082,377,000
Costs and Expenses:
Cost of services provided	3,159,808,000	3,132,226,000	6,514,627,000	6,303,766,000	12,661,145,000	12,191,419,000	11,836,780,000
Depreciation and amortization	125,317,000	135,304,000	262,141,000	268,704,000	542,136,000	529,213,000	510,516,000
Selling and general corporate expenses	96,075,000	55,992,000	210,291,000	111,648,000	227,902,000	203,019,000	187,992,000
Interest and other financing costs	102,074,000	147,124,000	185,427,000	260,475,000	423,845,000	456,807,000	451,120,000
Expense allocations	0	0	0	0	0	0	0
Cost of Services	3,483,300,000	3,470,600,000	7,172,400,000	6,944,600,000	13,855,000,000	13,380,500,000	12,986,500,000
Income (Loss) Before Income Taxes	18,733,000	(66,909,000)	92,602,000	(4,941,000)	90,629,000	124,968,000	95,969,000
Provision (Benefit) for Income Taxes	5,616,000	(27,005,000)	34,569,000	(8,229,000)	19,233,000	18,066,000	(734,000)
Equity in Net Income of Subsidiaries	0	0	0	0	0	0	0
Income (Loss) from Continuing Operations					71,396,000	106,902,000	96,703,000
Income (Loss) from Discontinued Operations, net of tax					(1,030,000)	297,000	(11,732,000)
Net income (loss)	13,117,000	(39,904,000)	58,033,000	3,288,000	70,366,000	107,199,000	84,971,000
Less: Net income attributable to noncontrolling interests	201,000	200,000	355,000	578,000	1,010,000	3,648,000	1,125,000
Net income (loss) attributable to ARAMARK Holdings stockholders	12,916,000	(40,104,000)	57,678,000	2,710,000	69,356,000	103,551,000	83,846,000
Other comprehensive income (loss), net of tax	(5,166,000)	(20,803,000)	385,000	(16,143,000)	14,520,000	3,600,000	51,181,000
Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	7,750,000	(60,907,000)	58,063,000	(13,433,000)	83,876,000	107,151,000	135,027,000
ARAMARK Holdings Corporation
Condensed Financial Statements, Captions [Line Items]
Sales	0	0	0	0	0	0	0
Costs and Expenses:
Cost of services provided	0	0	0	0	0	0	0
Depreciation and amortization	0	0	0	0	0	0	0
Selling and general corporate expenses	700,000	(300,000)	6,000,000	800,000	900,000	500,000	1,100,000
Interest and other financing costs	0	37,100,000	0	51,000,000	51,000,000	55,000,000	24,900,000
Expense allocations	0	0	0	0	0	0	0
Cost of Services	700,000	36,800,000	6,000,000	51,800,000	51,900,000	55,500,000	26,000,000
Income (Loss) Before Income Taxes	(700,000)	(36,800,000)	(6,000,000)	(51,800,000)	(51,900,000)	(55,500,000)	(26,000,000)
Provision (Benefit) for Income Taxes	(300,000)	(13,800,000)	(2,100,000)	(19,400,000)	(19,200,000)	(20,900,000)	(9,800,000)
Equity in Net Income of Subsidiaries	13,300,000	(17,100,000)	61,600,000	35,100,000	102,100,000	138,200,000	100,000,000
Income (Loss) from Continuing Operations					69,400,000	103,600,000	83,800,000
Income (Loss) from Discontinued Operations, net of tax					0	0	0
Net income (loss)	12,900,000	(40,100,000)	57,700,000	2,700,000	69,400,000	103,600,000	83,800,000
Less: Net income attributable to noncontrolling interests	0	0	0	0	0	0	0
Net income (loss) attributable to ARAMARK Holdings stockholders	12,900,000	(40,100,000)	57,700,000	2,700,000	69,400,000	103,600,000	83,800,000
Other comprehensive income (loss), net of tax	(5,100,000)	(20,800,000)	400,000	(16,100,000)	14,500,000	3,600,000	51,200,000
Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	7,800,000	(60,900,000)	58,100,000	(13,400,000)	83,900,000	107,200,000	135,000,000
ARAMARK Corporation
Condensed Financial Statements, Captions [Line Items]
Sales	248,500,000	250,800,000	512,500,000	507,900,000	1,034,000,000	1,025,200,000	1,012,700,000
Costs and Expenses:
Cost of services provided	221,000,000	255,100,000	454,700,000	494,400,000	996,600,000	962,000,000	948,300,000
Depreciation and amortization	3,100,000	4,900,000	8,100,000	9,800,000	21,000,000	19,200,000	20,000,000
Selling and general corporate expenses	56,600,000	21,300,000	127,400,000	39,400,000	82,500,000	58,500,000	56,900,000
Interest and other financing costs	95,300,000	103,300,000	170,500,000	191,000,000	342,400,000	364,000,000	410,300,000
Expense allocations	(129,200,000)	(121,800,000)	(252,300,000)	(207,900,000)	(362,800,000)	(353,100,000)	(377,800,000)
Cost of Services	246,800,000	262,800,000	508,400,000	526,700,000	1,079,700,000	1,050,600,000	1,057,700,000
Income (Loss) Before Income Taxes	1,700,000	(12,000,000)	4,100,000	(18,800,000)	(45,700,000)	(25,400,000)	(45,000,000)
Provision (Benefit) for Income Taxes	500,000	(7,500,000)	1,200,000	(11,600,000)	(31,900,000)	(9,200,000)	(35,600,000)
Equity in Net Income of Subsidiaries	0	0	0	0	0	0	0
Income (Loss) from Continuing Operations					(13,800,000)	(16,200,000)	(9,400,000)
Income (Loss) from Discontinued Operations, net of tax					0	0	0
Net income (loss)	1,200,000	(4,500,000)	2,900,000	(7,200,000)	(13,800,000)	(16,200,000)	(9,400,000)
Less: Net income attributable to noncontrolling interests	0	0	0	0	0	0	0
Net income (loss) attributable to ARAMARK Holdings stockholders	1,200,000	(4,500,000)	2,900,000	(7,200,000)	(13,800,000)	(16,200,000)	(9,400,000)
Other comprehensive income (loss), net of tax	(1,500,000)	11,000,000	10,100,000	24,600,000	34,800,000	32,900,000	42,600,000
Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	(300,000)	6,500,000	13,000,000	17,400,000	21,000,000	16,700,000	33,200,000
Guarantors
Condensed Financial Statements, Captions [Line Items]
Sales	2,217,800,000	2,131,900,000	4,607,800,000	4,351,100,000	8,792,800,000	8,427,600,000	8,120,800,000
Costs and Expenses:
Cost of services provided	1,967,600,000	1,896,100,000	4,069,700,000	3,845,000,000	7,811,800,000	7,478,400,000	7,238,500,000
Depreciation and amortization	98,900,000	104,300,000	205,300,000	206,700,000	418,900,000	403,800,000	383,200,000
Selling and general corporate expenses	33,800,000	30,300,000	67,300,000	61,700,000	125,700,000	123,000,000	107,100,000
Interest and other financing costs	(600,000)	(500,000)	(700,000)	(500,000)	(2,700,000)	(400,000)	100,000
Expense allocations	121,300,000	114,800,000	236,100,000	196,600,000	326,100,000	316,000,000	345,600,000
Cost of Services	2,221,000,000	2,145,000,000	4,577,700,000	4,309,500,000	8,679,800,000	8,320,800,000	8,074,500,000
Income (Loss) Before Income Taxes	(3,200,000)	(13,100,000)	30,100,000	41,600,000	113,000,000	106,800,000	46,300,000
Provision (Benefit) for Income Taxes	(1,800,000)	(6,800,000)	13,300,000	11,900,000	52,300,000	30,400,000	18,900,000
Equity in Net Income of Subsidiaries	0	0	0	0	0	0	0
Income (Loss) from Continuing Operations					60,700,000	76,400,000	27,400,000
Income (Loss) from Discontinued Operations, net of tax					(1,000,000)	300,000	(11,700,000)
Net income (loss)	(1,400,000)	(6,300,000)	16,800,000	29,700,000	59,700,000	76,700,000	15,700,000
Less: Net income attributable to noncontrolling interests	200,000	200,000	400,000	400,000	800,000	1,100,000	0
Net income (loss) attributable to ARAMARK Holdings stockholders	(1,600,000)	(6,500,000)	16,400,000	29,300,000	58,900,000	75,600,000	15,700,000
Other comprehensive income (loss), net of tax	500,000	(3,000,000)	1,600,000	(3,000,000)	600,000	2,300,000	(1,100,000)
Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	(1,100,000)	(9,500,000)	18,000,000	26,300,000	59,500,000	77,900,000	14,600,000
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Sales	1,035,700,000	1,021,000,000	2,144,800,000	2,080,700,000	4,118,800,000	4,052,600,000	3,948,900,000
Costs and Expenses:
Cost of services provided	971,200,000	981,000,000	1,990,200,000	1,964,400,000	3,852,800,000	3,751,100,000	3,650,000,000
Depreciation and amortization	23,300,000	26,100,000	48,700,000	52,200,000	102,200,000	106,200,000	107,300,000
Selling and general corporate expenses	5,000,000	4,700,000	9,600,000	9,700,000	18,800,000	21,000,000	22,900,000
Interest and other financing costs	7,400,000	7,200,000	15,600,000	19,000,000	33,100,000	38,200,000	15,900,000
Expense allocations	7,900,000	7,000,000	16,200,000	11,300,000	36,700,000	37,100,000	32,200,000
Cost of Services	1,014,800,000	1,026,000,000	2,080,300,000	2,056,600,000	4,043,600,000	3,953,600,000	3,823,300,000
Income (Loss) Before Income Taxes	20,900,000	(5,000,000)	64,500,000	24,100,000	75,200,000	99,000,000	120,600,000
Provision (Benefit) for Income Taxes	7,200,000	1,100,000	22,200,000	10,900,000	18,000,000	17,700,000	25,800,000
Equity in Net Income of Subsidiaries	0	0	0	0	0	0	0
Income (Loss) from Continuing Operations					57,200,000	81,300,000	94,800,000
Income (Loss) from Discontinued Operations, net of tax					0	0	0
Net income (loss)	13,700,000	(6,100,000)	42,300,000	13,200,000	57,200,000	81,300,000	94,800,000
Less: Net income attributable to noncontrolling interests	0	0	0	200,000	200,000	2,500,000	1,100,000
Net income (loss) attributable to ARAMARK Holdings stockholders	13,700,000	(6,100,000)	42,300,000	13,000,000	57,000,000	78,800,000	93,700,000
Other comprehensive income (loss), net of tax	(8,200,000)	(38,000,000)	(17,400,000)	(44,300,000)	(19,200,000)	(28,400,000)	(900,000)
Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	5,500,000	(44,100,000)	24,900,000	(31,300,000)	37,800,000	50,400,000	92,800,000
Eliminations
Condensed Financial Statements, Captions [Line Items]
Sales	0	0	0	0	0	0	0
Costs and Expenses:
Cost of services provided	0	0	0	0	0	0	0
Depreciation and amortization	0	0	0	0	0	0	0
Selling and general corporate expenses	0	0	0	0	0	0	0
Interest and other financing costs	0	0	0	0	0	0	0
Expense allocations	0	0	0	0	0	0	0
Cost of Services	0	0	0	0	0	0	0
Income (Loss) Before Income Taxes	0	0	0	0	0	0	0
Provision (Benefit) for Income Taxes	0	0	0	0	0	0	0
Equity in Net Income of Subsidiaries	(13,300,000)	17,100,000	(61,600,000)	(35,100,000)	(102,100,000)	(138,200,000)	(100,000,000)
Income (Loss) from Continuing Operations					(102,100,000)	(138,200,000)	(100,000,000)
Income (Loss) from Discontinued Operations, net of tax					0	0	0
Net income (loss)	(13,300,000)	17,100,000	(61,600,000)	(35,100,000)	(102,100,000)	(138,200,000)	(100,000,000)
Less: Net income attributable to noncontrolling interests	0	0	0	0	0	0	0
Net income (loss) attributable to ARAMARK Holdings stockholders	(13,300,000)	17,100,000	(61,600,000)	(35,100,000)	(102,100,000)	(138,200,000)	(100,000,000)
Other comprehensive income (loss), net of tax	9,200,000	30,000,000	5,700,000	22,700,000	(16,200,000)	(6,800,000)	(40,600,000)
Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	$ (4,100,000)	$ 47,100,000	$ (55,900,000)	$ (12,400,000)	$ (118,300,000)	$ (145,000,000)	$ (140,600,000)